Selected operating expenses and additional information (Tables)	12 Months Ended
Dec. 31, 2011
Selected operating expenses and additional information [Abstract]
Personnel expenses for all payroll employees

Year ended December 31 (in thousands)	2011 EUR	2010 EUR	2009 EUR

Wages and salaries	648,869	551,683	436,888
Social security expenses	52,550	42,468	38,533
Pension and retirement expenses	45,947	40,593	39,825
Share-based payments	12,430	12,109	13,394

Personnel expenses	759,796	646,853	528,640

Total number of payroll personnel employed in FTEs per sector

As of December 31	2011	2010	2009

Customer Support	2,478	2,236	1,910
SG&A	723	727	679
Industrial Engineering	420	398	277
Manufacturing & Logistics	2,852	2,659	2,006
R&D	3,417	3,225	2,813
Total employees (in FTEs)	9,890	9,245	7,685

Less: Temporary employees (in FTEs)	1,935	2,061	1,137

Payroll employees (in FTEs)	7,955	7,184	6,548